Share-based Compensation - Schedule of Assumptions used to Estimate Fair Value (Details) - Employee Stock	12 Months Ended
Mar. 31, 2026
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected holding period (in years)	6 months
Dividend yield	0.00%
Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk free interest rate	3.79%
Expected stock price volatility	55.00%
Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk free interest rate	4.01%
Expected stock price volatility	60.00%